Consolidated Statements of Changes in Equity - JPY (¥) ¥ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock, Common [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2020	¥ 457,636	¥ 1,889,383		¥ 2,111,011	¥ (396)		¥ 4,457,634
Issuance of capital stock	55,000	45,926					100,926
Deemed contribution in connection with reorganization		146,298					146,298
Net income (loss)				277,489		1,199	278,688
Reclassification of unrealized loss on available-for-sale debt securities to net income when realized, net of tax effect of 175					396		396
Stock based compensation		11,564					11,564
Reclassification between capital stock and capital surplus	(357,636)	357,636
Capital stock issued for acquisition of subsidiary		259,001					259,001
Noncontrolling interests arising from acquisition of subsidiary						199,829	199,829
Capital contribution from anonymous partnerships						132,560	132,560
Declaration of dividend				(4,560)			(4,560)
Balance at Dec. 31, 2021	155,000	2,709,808		2,383,940		333,588	5,582,336
Deemed contribution in connection with reorganization		264,827					264,827
Net income (loss)				394,955		(5,566)	389,389
Reclassification of unrealized loss on available-for-sale debt securities to net income when realized, net of tax effect of 175
Stock based compensation		6,580					6,580
Noncontrolling interests arising from acquisition of subsidiary						2,003	2,003
Capital contribution from anonymous partnerships						403,480	403,480
Declaration of dividend				(11,894)			(11,894)
Exercise of stock options	6,580	6,580					13,160
Distribution to anonymous partnerships						(79,851)	(79,851)
Capital return to anonymous partnerships						(3,340)	(3,340)
Balance at Dec. 31, 2022	161,580	2,987,795		2,767,001		650,314	6,566,690
Deemed contribution in connection with reorganization
Net income (loss)				681,432		61,187	742,619
Reclassification of unrealized loss on available-for-sale debt securities to net income when realized, net of tax effect of 175
Stock based compensation	34,391	167,523					201,914
Reclassification between capital stock and capital surplus	(1,002,789)	1,002,789
Capital contribution from anonymous partnerships						2,732,130	2,732,130
Declaration of dividend				(34,789)			(34,789)
Exercise of stock options	6,001	6,001					12,002
Distribution to anonymous partnerships						(32,493)	(32,493)
Capital return to anonymous partnerships						(666,900)	(666,900)
Share issuance upon initial public offering, net of issuance costs	900,817	819,214					1,720,031
Purchase of noncontrolling interests		4,804				(20,804)	(16,000)
Repurchase of common shares			(13,631)				(13,631)
Capital return and distribution payable to anonymous partnership						(30,888)	(30,888)
Balance at Dec. 31, 2023	¥ 100,000	¥ 4,988,126	¥ (13,631)	¥ 3,413,644		¥ 2,692,546	¥ 11,180,685